Earnings Per Share	6 Months Ended
Jul. 31, 2020
Loss per share from loss from continuing operations attributable to the ordinary equity holders of Naked Brand Group Limited
Earnings Per Share
15	Earnings per Share

(a) Basic and diluted loss per share

	6 months to 31 July 2020 NZ $	6 months to 31 July 2019* NZ $
From continuing operations attributable to the ordinary equity holders of the company	(1.43)	(52.23)
Total basic and diluted loss per share attributable to the ordinary equity holders of the company	(1.43)	(52.23)

All convertible notes and warrants issued during the period are not included in the calculation of diluted loss per share because they are antidilutive in nature for the period ended 31 July 2020. These notes could potentially dilute earnings/loss per share in the future.

(b) Reconciliation of loss used in calculating earnings per share

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s
Basic and diluted loss per share
Loss attributable to the ordinary equity holders of the Group used in calculating basic earnings per share:	(18,454)	(28,729)

(c) Weighted average number of shares used as the denominator

	31 July 2020 Number	31 July 2019 Number*
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	12,921,978	550,071

* On 20 December 2019 the Group executed a 1-100 reverse share split reducing the number of shares. The reverse split has also been reflected in the prior period number of shares.